Divestiture Transactions and Discontinued Operations (Components of Discontinued Operations in Consolidated Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013 New Ameren Energy Resources Company, LLC [Member]	Dec. 31, 2012 Merchant Generation [Member]	Dec. 31, 2011 Merchant Generation [Member]	Dec. 31, 2010 Merchant Generation [Member]	Mar. 31, 2012 Merchant Generation [Member] Duck Creek Energy Center [Member]	Dec. 31, 2010 Medina Valley Energy Center [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues	$ 1,047		$ 1,278		$ 1,369
Operating expenses	(3,478)	[1]	(1,048)		(1,578)	[2]
Operating income (loss)	(2,431)		230		(209)
Other income (loss)			1		2
Interest charges	(56)		(64)		(83)
Income (loss) before income taxes	(2,487)		167		(290)
Income tax (expense) benefit	989		(65)		(51)
Income (loss) from discontinued operations, net of taxes	(1,498)		102		(341)
Impairment of assets to be disposed of							168	1,950	2	420	628	36
Impairment of Long-Lived Assets Held-for-use	0		123		64
Property, Plant and Equipment, Net	$ 15,348	[3]	$ 14,848	[3]

[1]	Includes a noncash pretax asset impairment charge of $628 million to reduce the carrying value of AERG’s Duck Creek energy center to its estimated fair value under held and used accounting guidance. In addition, includes a noncash pretax asset impairment charge of $1.95 billion to reduce the carrying values of all the AER coal and natural gas-fired energy centers, except the Joppa coal-fired energy center, to their estimated fair values, under held and used accounting guidance, as a result of the decision in December 2012 that Ameren intends to exit the Merchant Generation business.
[2]	Includes a noncash pretax goodwill impairment charge of $420 million representing all the goodwill assigned to Ameren's Merchant Generation reporting unit as a result of proposed and pending environmental regulations which were expected to result in a significant increase in capital and operations and maintenance expenditures for the energy centers held by AER. Also, includes a $36 million noncash pretax asset impairment charge to reduce the carrying value of the Medina Valley energy center to its estimated fair value and a noncash pretax intangible asset impairment charge of $68 million to reduce existing SO2 emission allowances to their estimated fair value.
[3]	Amounts include two electric generation CTs under two separate capital lease agreements. The gross asset value of those agreements was $228 million and $229 million at December 31, 2012, and 2011, respectively. The total accumulated depreciation associated with the two CTs was $52 million and $52 million at December 31, 2012, and 2011, respectively. In addition, Ameren has investments in debt securities, which are classified as held-to-maturity, related to the two CTs from the city of Bowling Green and Audrain County. As of December 31, 2012, and 2011, the carrying value of these debt securities was $304 million and $309 million, respectively.